Taxation - Effect of preferential tax rate on the PRC operations (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Tax holiday effect	¥ 128,584	¥ 51,055	¥ 99,470
Basic and diluted net loss per share effect	¥ 0.54	¥ 0.78	¥ 1.60